Shareholders' Equity - Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	$ 7,435	$ 6,430	$ 5,860
Selling, general and administrative	(1,323)	(1,109)	(1,093)
Other components of pension benefit costs	(1,723)	(1,548)	(1,498)
Other components of pension benefit costs	(10)	(12)	(16)
Income tax benefit (expense)	(331)	(159)	(156)
Net income	2,006	1,108	1,033
Attributable to noncontrolling interest	(6)	(2)	(1)
Attributable to the parent company stockholders	2,000	1,106	1,032
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	5	(11)	(80)
Attributable to noncontrolling interest	0	0	0
Attributable to the parent company stockholders	5	(11)	(80)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit (expense)	(3)		10
Net income	16		(69)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Foreign Exchange Contract [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	15	(3)	(51)
Selling, general and administrative	1	1	(6)
Other components of pension benefit costs	3	2	(22)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Amortization of Actuarial Gains (Losses) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other components of pension benefit costs	(12)	(13)	(13)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Amortization of Prior Service Cost [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other components of pension benefit costs	(1)	(1)	(1)
Income tax benefit (expense)	2	3	3
Net income	$ (11)	$ (11)	$ (11)